Acquisitions (Tables)	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Schedule of Total Purchase Consideration on Intangible Assets

We recorded the total purchase consideration to patents as follows:

Cash	$250,000
Contingent Consideration Payable	1,250,000
Common Stock	1,700
Additional Paid-in Capital	4,622,305
Fair Value of Patent	$6,124,005

Schedule of Fair Value of Consideration Transferred

The fair value of the consideration transferred was valued as of the date of the acquisition as follows:

Cash	$7,000,000
Note Payable	10,400,000
Common Stock	4,750
Additional Paid-in Capital	9,495,250
Total Consideration	$26,900,000

Schedule of Allocation for Consideration

Total allocation for the consideration recorded for the acquisition is as follows:

Equipment	$18,869,541
Intellectual property	1,773,436
Customer relationships	1,666,774
Tradename	2,472,095
Loss on Purchase	2,118,154
Total Consideration	$26,900,000